Business and Basis of Operations (Details Narrative)		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 11, 2011 $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	May 31, 2016 shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Oct. 09, 2011 $ / shares shares
Stock split description			Reverse split of our outstanding common shares whereby each 10 shares of common stock will be exchanged for 1 share of common stock	In May 2016, we received shareholder and board approval for a name change to Vitality Biopharma, Inc., an exchange of one (1) share of the Company's common stock for each 10 shares of common stock outstanding or exercisable under any outstanding warrants or option agreements
Common stock, shares authorized	525,000,000	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000		75,000,000
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued	51,450,000	7,911,708	14,380,968	7,911,708		7,296,892		7,350,000
Common stock, shares outstanding	51,450,000	7,911,708	14,380,968	7,911,708		7,296,892		7,350,000
Stockholders' equity (deficiency) | $		$ (518,165)	$ (920,452)	$ (518,165)		$ (1,079,300)	$ (110,376)
Proceeds from issuance of private placement | $		$ 99,970		$ 265,000
Minimum [Member]
Common stock, shares authorized			525,000,000		525,000,000
Maximum [Member]
Common stock, shares authorized			1,000,000,000		1,000,000,000
May 2016 [Member]
Stock split, conversion ratio				10
Common Stock [Member]
Stock split description				on October 10, 2011, we effected a seven for one forward stock split of authorized, issued and outstanding common stock. As a result, our authorized capital was increased from 75,000,000 shares of common stock with a par value of $0.001 to 525,000,000 shares of common stock with a par value of $0.001, and issued and outstanding shares increased from 7,350,000 to 51,450,000.
Stock split, conversion ratio	7